PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers	¥ 82,419		¥ 53,666
Deposits	11,998		8,941
Prepaid expenses	10,108		9,123
Value-added tax recoverable	6,748		9,360
Others	15,179		8,029
Total	¥ 126,452	$ 18,333	¥ 89,119